Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information Line Items
Entity Central Index Key	0001985062
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41937
Entity Registrant Name	Psyence Biomedical Ltd.
Entity Incorporation, State or Country Code	A6
Entity Address, Country	CA
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Address Line Two	Penthouse Suite 1300
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2K1
Entity Common Stock, Shares Outstanding	2,293,277
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1930
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Psyence Biomedical Ltd. (the “Company”) as at March 31, 2026 and 2025, and the related consolidated statements of net income/(loss) and comprehensive income/(loss), changes in shareholders’ equity/(deficit), and cash flows for the years in the three-year period ended March 31, 2026, and the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as at March 31, 2026 and 2025, and the results of its consolidated operations and its consolidated cash flows for each of the years in the three-year period ended March 31, 2026, in conformity with IFRS® Accounting Standards as issued by the International Accounting Standards Board.

Auditor Location	Toronto, Canada
Auditor Name	MNP LLP
Amendment Flag	false
Document Fiscal Period Focus	FY
Common shares, without par value
Document Information Line Items
Title of 12(b) Security	Common shares, without par value
Trading Symbol	PBM
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one Common Share at an exercise price of $42,963.28 per share
Document Information Line Items
Title of 12(b) Security	Warrants, each exercisable to purchase one Common Share at an exercise price of $42,963.28 per share
Trading Symbol	PBMWW
Security Exchange Name	NASDAQ
Business Contact
Document Information Line Items
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Address Line Two	Penthouse Suite 1300
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2K1
Contact Personnel Name	Jody Aufrichtig
City Area Code	+1 (416)
Local Phone Number	477-1708